Shareholder Report, Holdings (Details) - BNY Mellon Large Cap Securities Fund, Inc. - Ticker – DREVX	Jun. 30, 2024
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Meta Platforms, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%